Annual Fund Operating Expenses - Morgan Stanley U.S. Government Money Market Trust - Classes R and S - U.S. Government Money Market Trust	Jan. 31, 2026
R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Component1 Other Expenses	0.10%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.36%
S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Component1 Other Expenses	0.10%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.36%